Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
		(As Restated)		(As Restated)
Numerator:
Net loss	$(8,353)	$(6,716)	$(26,903)	$(19,541)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,449	37,657	38,305	37,494

Net loss per share, basic and diluted	$(0.22)	$(0.18)	$(0.70)	$(0.52)

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2023	2022	2021
	(As Restated)	(As Restated)	(As Restated)
Numerator:
Net loss	$(28,354)	$(99,574)	$(55,548)
Denominator:
Weighted average common shares outstanding, basic and diluted	37,594	36,991	35,997

Net loss per share, basic and diluted	$(0.75)	$(2.69)	$(1.54)

Schedule of Common Share Equivalents Excluded from Diluted Net Loss Per Share

As the Company was in a net loss position for all periods listed in the table below, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Stock options	453	1,883	781	910
RSUs	306	1,278	748	1,100
Estimated ESPP purchases	12	18	9	24
Total dilutive shares	771	3,179	1,538	2,034

As the Company was in a net loss position, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Year Ended December 31,
	2023	2022	2021
Stock options	2,783	446	2,305
Common stock and RSUs	1,512	702	531
Estimated ESPP purchases	23	52	8
Total dilutive shares	4,318	1,200	2,844